Entity-Wide Disclosure	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
Entity-Wide Disclosure

Note 13. Entity-Wide Disclosure

Revenues by geographic area for the years ended December 31, 2018, 2017 and 2016 were as follows*:

	Year ended December 31,
	2018	2017	2016
	(U.S. $ in thousands)
Americas (primarily the United States)	$409,741	$413,326	$411,536
EMEA	147,162	148,279	137,924
Asia Pacific	106,334	106,757	122,998
	$663,237	$668,362	$672,458

*     Net sales are attributed to geographic areas based on the location of customer.

No single customer accounted for 10% or more of Company’s total net sales, or Company’s net accounts receivable, in any fiscal year presented.

Property, plant and equipment by geographical area were as follows:

	December 31,
	2018	2017
	(U.S. $ in thousands)
Americas (primarily the United States)	$63,714	$75,191
EMEA	$122,678	120,498
Asia Pacific	$1,758	4,262
	$188,150	$199,951

Property, plant and equipment that were located in Israel amounted to $105.3 million and $101.4 million for the years ended December 31, 2018 and 2017, respectively and are included under the EMEA region in the above table.